Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
DWave System [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of the Company's financial assets measured at fair value on a recurring basis and indicating the level of the fair value hierarchy utilized to determine such fair values
The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicating the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2020 (in thousands):

	Fair value measurement as of December 31, 2020, using
	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Commercial paper	$—	$11,063	$—

Total assets	$—	$11,063	$—

Liabilities
Other liabilities:
Warrant liabilities	—	—	—

Total liabilities	$—	$—	$—

During
the years ended December 31, 2020, there were no transfers between Level 1, Level 2, and Level 3.